Accounts payable (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounts payable
Payable to a supplier of virtual simulation software	$ 108,381	$ 115,425
Payable to a copyright supplier		110,090
Payable to accessories suppliers	5,326	23,571	$ 10,025	$ 0
Accounts Payable, Current, Total	$ 113,707	$ 249,086	$ 10,025	$ 6,044,274